Acquisition and Deconsolidations of Subsidiaries (Details) ¥ in Thousands		1 Months Ended
	Mar. 03, 2021	May 18, 2021 USD ($)	May 18, 2021 HKD ($)	Aug. 16, 2021	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Acquisition date of fair value | $					$ 308,975
Non controlling interest					$ 289,980	¥ 1,880
Intangible assets estimated useful life	5 years
CareerWin [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Acquisition equity interest	100.00%
Judge China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Acquisition date of fair value | ¥						¥ 2,000
Acquisition of Career Win [Member] | CareerWin [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest					30.00%	30.00%
Total consideration acquisition percentage					100.00%	100.00%
Acquisition of Career Win [Member] | Judge China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest					70.00%	70.00%
Acquisition of Career Win [Member] | Jaji China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest					30.00%	30.00%
Acquisition of Career Win [Member] | Judge HR [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest					30.00%	30.00%
Non controlling interest					$ 18,995	¥ 120
Business Combination [Member] | CareerWin [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest					100.00%	100.00%
Business Combination [Member] | Jaji China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest					100.00%	100.00%
Acquisition of MSCT [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest		46.67%	46.67%	53.33%
Acquisition of MSCT [Member] | Purchase MCT [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest		53.33%	53.33%
Total cash purchase consideration		$ 205,711	$ 1,600,000
Previously owned equity interest, percentage		53.33%	53.33%